Cash and cash equivalents (Details) - GBP (£) £ in Millions	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018		Mar. 31, 2017	[1]	Mar. 31, 2016
Cash and cash equivalents [abstract]
Cash at bank	£ 177		£ 54
Short-term deposits	75		275
Cash and cash equivalents	£ 252	£ 329	£ 329	[1]	£ 1,139		£ 124

[1]	Comparatives for 2018 only have been re-presented to reflect the classification of our retained interest in Quadgas HoldCo Limited as a discontinued operation in the current period (see note 1C and note 10).